Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Component of Loss Before Income Tax

Component of Loss Before Income Tax

	December 31, 2024		December 31, 2023
Net loss before income tax		$(6,245,737)		$(4,301,517)
Effective tax rate	%	27.87%	%	27.87%
Expected recovery		(1,740,687)		(1,198,833)
Share-based compensation		27,083		135,947
Other non-deductible items		88,406		19,864
Foreign exchange		10,750		(2,168)
Tax rate differences		1,513		1,031
Change in valuation allowance		1,612,935		1,044,159
Tax expense (recovery)		$-		$-